Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

25.	SEGMENT REPORTING
The Company’s operations are organized into two
 segments, consisting of Baidu Core and iQIYI. Within Baidu Core, the Company’s product and services offerings are categorized as follows—Mobile Ecosystem, Baidu Cloud and Apollo Intelligent Driving & Other Growth Initiatives. iQIYI is an innovative market-leading online entertainment service provider. iQIYI’s platform features iQIYI original content, as well as a comprehensive library of other professionally produced content (PPC), professional user generated content (PUGC) and user-generated content.
The Company derives the results of the segments directly from its internal management reporting system. The CODM reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2020.

	For the year ended December 31, 2020
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	78,684	29,707	(1,317)	107,074

Operating costs and expenses:
Cost of revenues	28,368	27,884	(1,094)	55,158
Selling, general and administrative	12,931	5,188	(56)	18,063
Research and development	16,847	2,676	(10)	19,513

Total operating costs and expenses	58,146	35,748	(1,160)	92,734

Operating profit (loss)	20,538	(6,041)	(157)	14,340

Total other income (loss), net	9,693	(943)	—	8,750

Income (loss) before income taxes	30,231	(6,984)	(157)	23,090

Income taxes	4,041	23	—	4,064

Net income (loss)	26,190	(7,007)	(157)	19,026

Less: net (loss) income attributable to noncontrolling interests	(334)	31	(3,143)	(3,446)

Net income (loss) attributable to Baidu, Inc.	26,524	(7,038)	2,986	22,472

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2021.

	For the year ended December 31, 2021
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	95,163	30,554	(1,224)	124,493

Operating costs and expenses:
Cost of revenues	37,838	27,513	(1,037)	64,314
Selling, general and administrative	20,040	4,725	(42)	24,723
Research and development	22,143	2,795	—	24,938

Total operating costs and expenses	80,021	35,033	(1,079)	113,975

Operating profit (loss)	15,142	(4,479)	(145)	10,518

Total other income (loss), net	1,793	(1,533)	—	260

Income (loss) before income taxes	16,935	(6,012)	(145)	10,778

Income taxes	3,090	97	—	3,187

Net income (loss)	13,845	(6,109)	(145)	7,591

Less: net income (loss) attributable to noncontrolling interests	288	61	(2,984)	(2,635)

Net income (loss) attributable to Baidu, Inc.	13,557	(6,170)	2,839	10,226

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2022.

	For the year ended December 31, 2022
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	95,431	13,836	28,998	4,204	(754)	(109)	123,675	17,931

Operating costs and expenses:
Cost of revenues	42,378	6,144	22,321	3,236	(764)	(111)	63,935	9,269
Selling, general and administrative	17,103	2,480	3,466	503	(55)	(8)	20,514	2,975
Research and development	21,416	3,105	1,899	275	—	—	23,315	3,380
Total operating costs and expenses	80,897	11,729	27,686	4,014	(819)	(119)	107,764	15,624

Operating profit	14,534	2,107	1,312	190	65	10	15,911	2,307

Total other (loss) income, net	(4,453)	(646)	(1,346)	(195)	—	—	(5,799)	(841)

Income before income taxes	10,081	1,461	(34)	(5)	65	10	10,112	1,466

Income taxes	2,494	362	84	12	—	—	2,578	374

Net income (loss)	7,587	1,099	(118)	(17)	65	10	7,534	1,092

Less: net income (loss) attributable to noncontrolling interests	36	4	18	3	(79)	(11)	(25)	(4)

Net income (loss) attributable to Baidu, Inc.	7,551	1,095	(136)	(20)	144	21	7,559	1,096

The following table presents the Company’s revenues disaggregated by segment
and by types of products or services:

	For the years ended
	December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	RMB	US$
	(In millions)
Online marketing services	66,283	73,919	69,522	10,080
Cloud services (i)	9,173	15,070	17,721	2,569
Others (i)	3,228	6,174	8,188	1,187

Baidu Core Subtotal	78,684	95,163	95,431	13,836

Membership services (i)	16,491	16,714	17,711	2,568
Online advertising services (ii)	6,822	7,067	5,332	773
Content distribution (i)	2,660	2,856	2,470	358
Others (i) (iii)	3,734	3,917	3,485	505

iQIYI Subtotal	29,707	30,554	28,998	4,204
Intersegment eliminations	(1,317)	(1,224)	(754)	(109)

Total revenue	107,074	124,493	123,675	17,931

(i)	The revenues were presented as “Others” in the consolidated statements of comprehensive income

(ii)	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive income

(iii)	The Others category above mainly include revenues from online games, live broadcasting and other licensing.